CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Class A common stock	Class B common stock	Common stock	Common stock Class A common stock	Common stock Class B common stock	Treasury stock	Additional paid-in-capital	Retained (deficit) earnings	Accumulated other comprehensive income	Non-controlling interest
Beginning balance (in shares) at Jul. 03, 2022					0	0
Beginning balance at Jul. 03, 2022	$ 0			$ 0			$ 0	$ 0	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	19								19
Other comprehensive income	0
Share subscriptions (in shares)					2,404,747,000,000
Share subscriptions	52			52				0
Purchase of treasury shares, net	(330)						(330)
Capital contribution (in shares)					393,749,981	21,280
Contributions	2,636			2,358				278
Ending balance (in shares) at Dec. 31, 2022		388,733,466	21,280		396,154,728	21,280
Ending balance at Dec. 31, 2022	2,377			2,410			(330)	278	19	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	451								451
Other comprehensive income	3									3
Share subscriptions (in shares)					813,290
Share subscriptions	(4)			0				(4)
Purchase of treasury shares, net (in shares)					(8,234,552)
Purchase of treasury shares, net	(319)						(319)
Contributions	138							129			9
Distributions	(561)			(56)					(505)
Ending balance (in shares) at Dec. 31, 2023		388,733,466	21,280		388,733,466	21,280
Ending balance at Dec. 31, 2023	$ 2,085			$ 2,354			$ (649)	$ 403	$ (35)	$ 3	$ 9